Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.1 - Schedule 4

Client Name:
Client Project Name:	CMLTI 2023-RP2
Start - End Dates:	10/17/2018 - 5/8/2019
Deal Loan Count:	7

Loan Level Tape Compare Upload

Loans in Report	1

Edgar Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
20002728	XXXXXX	Price Lock Date	XXXXXX	XXXXXX

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